Consolidated Balance Sheet Consolidated Balance Sheet (Paranthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	112,500,000	112,500,000
Common Stock, Shares, Issued	75,459,344	75,298,676
Common Stock, Shares, Outstanding	75,459,344	75,298,676